Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,930,000
Previously Paid Amount	0.00
Total Fee Amount	754.78
Total Offset Amount	0.00
Net Fee	754.78
Narrative - Max Aggregate Offering Price	$ 4,930,000
Final Prospectus	true